PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
6. PROPERTY AND EQUIPMENT

6. PROPERTY AND EQUIPMENT

A reconciliation of the beginning and ending balances of property and equipment and accumulated depreciation during the six months ended June 30, 2021 and property and equipment, net as of December 31, 2020, are as follows:

	Land and	Leasehold	Furniture			Construction	Right of
(in thousands)	Buildings	Improvements	and Fixtures	Equipment	Vehicles	in Process	Use Assets	Total
Costs
Balance—December 31, 2020	$-	$10,799	$50	$1,276	$854	$2,528	$41,530	$57,037
Additions	-	73	-	268	-	814	-	1,155
Business Acquisitions	14,529	-	-	1,413	-	-	-	15,942
Disposals	-	-	-	-	-	-	-	-
Balance—June 30, 2021	$14,529	$10,872	$50	$2,957	$854	$3,342	$41,530	$74,134

Accumulated Depreciation
Balance—December 31, 2020	$-	$(634)	$(47)	$(427)	$(411)	$-	$(6,275)	$(7,794)
Depreciation	-	(167)	(1)	(72)	(77)	-	(1,527)	(1,844)
Disposals	-	-	-	-	-	-	-	-
Balance—June 30, 2021	$-	$(801)	$(48)	$(499)	$(488)	$-	$(7,802)	$(9,638)

Net Book Value-June 30, 2021	$14,529	$10,071	$2	$2,458	$366	$3,342	$33,728	$64,496

Net Book Value -December 31, 2020	$-	$10,165	$3	$849	$443	$2,528	$35,255	$49,243

Construction in process represent assets under construction related to cultivation, manufacturing, and distribution facilities not yet completed or otherwise not placed in service.

Depreciation expense of $946 and $1,044 were recorded for the three months ended June 30, 2021 and 2020, respectively, of which $584 and $769 respectively, were included in cost of goods sold. Depreciation expense of $195 was also recorded in other income (expense) for the three months ended June 30, 2021.

Depreciation expense of $1,844 and $1,909 were recorded for the six months ended June 30, 2021 and 2020, respectively, of which $1,168 and $1,283 respectively, were included in cost of goods sold. Depreciation expense of $195 was also recorded in other income (expense) for the six months ended June 30, 2021.

9. PROPERTY AND EQUIPMENT

A reconciliation of the beginning and ending balances of property and equipment and accumulated depreciation during the years ended December 31, 2020 and 2019 is as follows:

(Amounts Expressed in United States Dollars Unless Otherwise Stated)

	Land and	Leasehold	Furniture			Construction	Right of
(in thousands)	Buildings	Improvements	and Fixtures	Equipment	Vehicles	in Process	Use Assets	Total
Costs
Balance—December 31, 2018	$-	$1,509	$49	$2,062	$516	$895	$-	$5,031
Additions	4,098	2,766	-	1,192	297	1,638	10,520	20,511
IFRS 16 Adoption	-	-	-	-	-	-	23,594	23,594
Business Acquisitions	-	-	-	25	-	-	-	25
Disposals	-	-	-	(2,179)	-	-	-	(2,179)
Balance—December 31, 2019	$4,098	$4,275	$49	$1,100	$813	$2,533	$34,114	$46,982
Additions	8	1,937	1	154	41	4,604	106	6,851
Lease Option Reassessment	-	-	-	-	-	-	7,310	7,310
Disposals/Transfers	(4,106)	4,587	-	22	-	(4,609)	-	(4,106)
Balance—December 31, 2020	$-	$10,799	$50	$1,276	$854	$2,528	$41,530	$57,037

Accumulated Depreciation
Balance—December 31, 2018	$-	$(260)	$(44)	$(570)	$(95)	$-	$-	$(969)
Depreciation	(8)	(186)	(3)	(478)	(155)	-	(3,025)	$(3,854)
Disposals	-	24	-	786	2	-	-	$812
Balance—December 31, 2019	$(8)	$(422)	$(46)	$(261)	$(249)	$-	$(3,025)	$(4,011)
Depreciation	(57)	(212)	(1)	(166)	(162)	-	(3,250)	(3,848)
Disposals	65	-	-	-	-	-	-	65
Balance—December 31, 2020	$-	$(634)	$(47)	$(427)	$(411)	$-	$(6,275)	$(7,794)

Net Book Value
December 31, 2018	$-	$1,249	$5	$1,492	$421	$895	$-	$4,063
December 31, 2019	$4,090	$3,853	$3	$839	$565	$2,533	$31,089	$42,972
Balance—December 31, 2020	$-	$10,165	$3	$849	$443	$2,528	$35,255	$49,243

Construction in progress represent assets under construction related to cultivation, manufacturing, and distribution facilities not yet completed or otherwise not placed in service.

Depreciation expense of $3,848, $3,854 and $312 were recorded for the years ended December 31, 2020, 2019 and 2018, respectively, of which $2,830, $2,921 and $211, respectively, were included in cost of goods sold.